Income tax	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income tax
10. Income tax

	Year ended December 31
	201 7	201 8	201 9
U.K. corporation tax R&D credit	8,152	5,277	5,149
Other tax income / (expense)	—	—	1,125
Income tax credit	8,152	5,277	6,274
U.K. income tax
The Group is entitled to claim tax credits in the U.K. under the U.K. R&D small or medium-sized
enterprise (SME) scheme, which provides additional taxation relief for qualifying expenditure on R&D activities and includes an option to surrender a portion of tax losses arising from qualifying activities in return for a cash payment from HM Revenue & Customs (HMRC). The amount included in the financial statements represents the credit for the year ended December 31, 2018 which was received in early 2020, together with the estimated recoverable credit for the year ended December 31, 2019.
U.
S
. income tax
On December 22, 2017, the Tax Cuts and Jobs Act were entered into law. Following the acquisition of OncoMed during the year, the Group has analyzed the effects of the tax reform for the financial year ended December 31, 2019. The new tax law permanently repeals the corporate Alternative Minimum Tax (“AMT”) and provides a transition period where existing AMT credits are refundable.
Other tax income of £1.1 million reflects amounts received or receivable by the Group as AMT credits. As at December 31, 2019, £1.0 million is receivable, recognized as other taxes recoverable within the consolidated balance sheet. At December 31, 2019, the Group had an Uncertain Tax Position of £2.5m being held off the Balance Sheet, in respect of the R&D tax credits in the US. The Uncertain Tax Position is calculated based upon historic US R&D claims and equates to around 20% of the outstanding US R&D claims.
Reconciliation of effective tax rate

	Year-ended December 31,
	2017	2018	2019
Loss on ordinary activities before income tax	(46,951)	(37,306)	(41,118)
Loss on ordinary activities before tax at the U.K.’s statutory income tax rate of 19% (2018: 19%)	9,038	7,088	7,812
Expenses not deductible for income tax purposes (permanent differences)	(13)	(1,070)	(317)
Temporary timing differences	(712)	(277)	(343)
R&D relief uplift	3,447	2,271	2,540
Losses (unrecognized)	(3,785)	(2,804)	(4,380)
Deferred income from MBG loan guarantee costs	177	69	(54)
Differences in overseas tax rates	—	—	340
Gain on bargain purchase	—	—	699
Other	—	—	(23)

Tax credit for the year	8,152	5,277	6,274

Deferred tax
The analysis of unrecognized deferred tax is set out below:

	December 31,
	2017	2018	2019
Losses	6,121	8,604	19,443
US tax credits	—	—	10,032
Accruals	—	—	947
Fixed assets	—	—	400
Other	—	6	202
Temporary differences trading	2,267	495	4

Net deferred tax asset (unrecognised)	8,388	9,105	31,028

The analysis of recognized deferred tax is set out below:

	At January 1, 2019	Acquisition of subsidiary (Note 5)	Recognized in income	At December 31, 2019
Deferred tax liabilities
Intangible asset	—	(2,686)	—	(2,686)
Deferred tax asset
Net operating losses	—	—	2,686	2,686

Net deferred tax asset/(liability)	—	(2,686)	2,686	—

The deferred tax liability
has arisen from the recognition of separately identifiable intangible assets on the acquisition of
OncoMed (see Note 5). A
deferred tax asset on losses has been recognized up to the level of the deferred tax liability, resulting in a net deferred

tax l
iability of £nil.
The remaining deferred tax assets, as set out in the table above, have not been recognized as there is uncertainty regarding when suitable future profits against which to offset the accumulated tax losses will arise.
U.K. deferred tax
A reduction in the rate of
UK
 corporation
tax to 19% from April 1, 2017 and to 17% from April 1, 2020
was

substantively enacted
 at the Balance Sheet date. However subsequently, the UK Government announced that the UK corporation tax rate would remain at 19% and not reduce to 17% on 1 April 2020. This was substantively enacted on 17 March 2020.
The standard rate of
UK corporation
tax applied to reported loss is 19% (201
8
: 19%)
.
Unrecognized
U
K deferred
tax assets and liabilities are calculated at a rate of
17
%,

being the rate that was substantively enacted at the Balance Sheet date.
There is no expiration date for accumulated tax losses in the
U.K. entities.
At December 31, 2019, the Group had
U.K.

tax losses to be carried forward of approximately £70.2 million (2018: £50.0 million).

U.
S
. deferred tax
In the U.S., the Tax Cuts and Jobs Act reduced the corporation tax rate to 21% from January 1, 2018. The effect of the new U.S. corporation tax rate has been considered in these financial statements. U.S. deferred tax assets and liabilities are calculated at a blended
rate of
 approximately
21%.
For Onco
M
ed, with respect to
accumulated tax losses carried forward prior to the acquisition of the Company, there is a change of control restriction which will limit the amount available in any one year.
At December 31, 2019, the Group had
U
.S. federal
 tax losses to be carried forward of approximately £47.5 million
,
of wh
ich

£40.9

million

can be carried
forward indefinitely and £6.6 million which
will
begin to expire in 2023.
At December 31, 2019, the Group had U.S.
state
tax losses to be carried forward of approximately £
3.2 million
which begin to expire in 2028
.